Income Taxes - Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	¥ 86,324	¥ (291,026)	¥ 131,443
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	28,022	5,541	7,886
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	20,711	45,492	49,864
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(499)	(27,520)	19,551
Retirement benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	3,237	(623)	16,212
Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	49,142	(328,950)	83,414
Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	215	12,655	(3,704)
Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(19,335)	9,226	(13,346)
Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(8,038)	(10,300)	(6,394)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	¥ 12,869	¥ 3,453	¥ (22,040)